     As filed with the Securities and Exchange Commission on April 27, 2000


                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No.  811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                    Pre-Effective Amendment No.  ___    [ ]
                    Post-Effective Amendment No.  7     [X]


   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                           Amendment No. 8     [X]


                       MITCHELL HUTCHINS LIR MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)

[X] On May 1, 2000, pursuant to Rule 485(b)

[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund.

LIR Premier Money Market Fund

LIR Premier Tax-Free Money Market Fund

                          ----------------------------
                                   PROSPECTUS


                                  MAY 1, 2000

                          ----------------------------


This prospectus offers shares of these money market funds through firms that have arrangements with Correspondent Services Corporation (csc) and certain other financial services firms for the benefit of their clients.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                    Contents

                                   THE FUNDS

---------------------------------------------------------------------------------------------------------
What every investor                              3                         Premier Money Market Fund
should know about                                6                         Premier Tax-Free Money Market
the funds                                                                  Fund
                                                 9                         More About Risks and
                                                                           Investment Strategies
                                             YOUR INVESTMENT

---------------------------------------------------------------------------------------------------------

Information for                                 11                         Managing Your Fund Account
managing your fund                                                         -- Buying Shares
account                                                                    -- Selling Shares
                                                                           -- Additional Information
                                                                           -- Pricing and Valuation
                                         ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------
Additional important                            15                         Management
information about                               15                         Dividends and Taxes
the funds                                       17                         Financial Highlights

---------------------------------------------------------------------------------------------------------
Where to learn more                                                        Back Cover
about the funds


                        The funds are not a complete or
                          balanced investment program.

                                  ------------
--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                            ------------------------
                         LIR Premier Money Market Fund

                           Premier Money Market Fund
                INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates. Foreign securities involve risks that normally are not associated with securities of U.S. issuers.


More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk

 Foreign Securities Risk


Information on the fund's recent holdings can be found in the current annual/semi-annual reports for the fund or the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc. (see back cover for information on ordering those reports).


                                  ------------
--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                            ------------------------
                         LIR Premier Money Market Fund

                                 PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about Premier Money Market Fund's performance and thus give some indication of the risks of an investment in the fund by showing how the fund's performance has varied from year to year. The bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc., which reorganized into the fund on January 21, 2000.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

PREMIER MONEY MARKET FUND -- TOTAL RETURN (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



                           [PERFORMANCE GRAPH]

 1992    1993    1994    1995    1996    1997    1998    1999
3.11%    2.48%   3.45%   5.24%   4.72%   4.77%   4.75%   4.40%

Best quarter during years shown: 2nd quarter, 1995  -- 1.31%
Worst quarter during years shown: 2nd quarter, 1993  -- 0.59%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999



One Year................................................   4.40%
Five Years..............................................   4.78%
Life of Fund (5/20/91)..................................   4.16%


                                  ------------
--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                            ------------------------
                         LIR Premier Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees(1)..........................................  0.20%
Distribution and/or Service (12b-1) Fees....................  0.60%
Other Expenses(1)...........................................  0.13%
Total Annual Fund Operating Expenses(1).....................  0.93%
                                                              -----
Expense Reimbursements(2)...................................  0.03%
                                                              -----
Net Expenses(2).............................................  0.90%
                                                              -----
                                                              -----


---------


(1) Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current contractual obligations.



(2) The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2000 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $92      $293      $512      $1,140


                                  ------------
--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                            ------------------------
                     LIR Premier Tax-Free Money Market Fund

                       Premier Tax-Free Money Market Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

High level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests primarily in money market instruments that are exempt from federal income tax. The fund may invest up to 20% of its total assets in securities that are subject to the federal alternative minimum tax.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risks. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.


More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Credit Risk

 Interest Rate Risk


Information on the fund's recent holdings can be found in the current annual/semi-annual reports for the fund or the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc. (see back cover for information on ordering those reports).


                                  ------------
--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                            ------------------------
                     LIR Premier Tax-Free Money Market Fund

                            PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about Premier Tax-Free Money Market Fund's performance and thus give some indication of the risks of an investment in the fund by showing how the fund's performance has varied from year to year. The bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc., which reorganized into the fund on January 21, 2000.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


PREMIER TAX-FREE MONEY MARKET FUND -- TOTAL RETURN (1997 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



                         [PERFORMANCE GRAPH]


1997    1998    1999
2.90%   2.83%   2.53%



Best quarter during years shown: 2nd quarter, 1998  -- 0.75%
Worst quarter during years shown: 1st quarter, 1999  -- 0.55%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999



One Year................................................   2.53%
Life of Fund (10/7/96)..................................   2.75%


                                  ------------
--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                            ------------------------
                     LIR Premier Tax-Free Money Market Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)...............................   None
Maximum Deferred Sales Charge (Load) (as a percentage of
offering price).............................................   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees(1)..........................................  0.20%
Distribution and/or Service (Rule 12b-1) Fees...............  0.60%
Other Expenses(1)...........................................  0.15%
Total Annual Fund Operating Expenses(1).....................  0.95%
                                                              -----
Expense Reimbursements/Fee Waivers(2).......................  0.27%
                                                              -----
Net Expenses(2).............................................  0.68%
                                                              -----
                                                              -----


---------

(1) Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current contractual obligations.

(2) The fund, Mitchell Hutchins and csc have entered into a written expense reimbursement/fee waiver agreement. Csc is contractually obligated to waive 0.17% of the fund's Rule 12b-1 fees through December 31, 2000, making the effective rate of these fees 0.43%. Mitchell Hutchins is also contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2000 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay Mitchell Hutchins for those unreimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed the 'Net Expenses' rate.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one year period when the fund's expenses are lower due to its reimbursement/fee waiver agreement with Mitchell Hutchins and csc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $69      $276      $499      $1,142


                                  ------------
--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to either fund under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL RISKS


Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of Premier Tax-Free Money Market Fund's dividends. These developments could also cause the value of this fund's municipal money market instruments to fall.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may

                                  ------------
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

buy or sell money market instruments to take advantage of yield differences.

During adverse market conditions, Premier Tax-Free Money Market Fund may temporarily invest in cash or taxable money market instruments. These investments may not be consistent with achieving the fund's investment objective during the relatively short periods that they are held.

                                  ------------
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                          ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                               Your Investment
                         MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES
-------------

The funds offer their shares only to clients of certain securities dealers (correspondent firms) that have securities clearing or other arrangements with Correspondent Services Corporation (csc) or certain other financial services firms. These clients include qualified retirement plans and individual retirement accounts. You must buy shares through your Investment Representative at your correspondent firm or other financial services firm.

You may buy shares of the funds at the net asset value per share on the same business day after receipt and acceptance of the purchase order by the transfer agent, subject to timely receipt of the purchase order and federal funds for the purchase as provided below. You can place a purchase order through your Investment Representative by presenting him or her with a check made out to your correspondent firm, your financial services firm or csc. Your correspondent firm or other financial services firm is then responsible for timely depositing that check and crediting your account so that payment is swept into a fund. Your purchase order must be received by the transfer agent by noon, Eastern time, and federal funds must be available to the funds by 4:00 p.m., Eastern time, on a business day for your purchase to be effective.


Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to a fund through its custodian. A business day is any day that the funds' custodian, their transfer agent, Mitchell Hutchins and your correspondent (or other financial services) firm's office(s) are open for business.


Federal funds are deemed available to a fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. Your correspondent (or other financial services) firm, csc or their affiliates may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

Each fund's shares are sold at net asset value. However, under a Rule 12b-1 plan adopted by the funds, the funds pay a fee for services and expenses relating to the sale and distribution of the funds' shares and/or for providing shareholder services. Because these fees are paid from the funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds pay Rule 12b-1 plan fees at the following rates based on average daily net assets:


Premier Money Market Fund..............................................0.60%
Premier Tax-Free Money
  Market Fund.........................................................0.43%*
---------


* This is the effective rate resulting from csc's contractual waiver, through December 31, 2000, of 0.17% of its 0.60% Rule 12b-1 plan fee.


                                  ------------
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares. The availability of fund shares to customers of correspondent firms or other financial services firms may vary depending on the arrangements between csc and those firms.

BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in your brokerage account at your correspondent firm or other financial services firm (including proceeds from securities you have sold) are automatically invested in the fund you selected as your primary sweep money market fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after debits and other charges to your brokerage account are satisfied.

MINIMUM INVESTMENTS

To open an Individual Retirement
  Account (IRA)..............................................................$25
To open any other (non-IRA) account.......................................$1,000
To add to an account........................................................None

The funds may change their minimum investment requirements at any time.

Correspondent firms or other participating financial services firms may establish higher minimums for their customers. Your Investment Representative at your correspondent firm or other financial services firm is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Speak with your Investment Representative for more information on minimum investments.

SELLING SHARES
--------------


You may sell your fund shares by check or through the funds' systematic withdrawal plan. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your linked or associated brokerage account, unless you instruct your Investment Representative otherwise.

You may request sales proceeds at any time by following the instructions related to your account at your correspondent firm or other financial services firm. Your correspondent firm or other financial services firm is responsible for transmitting the sales order to the transfer agent and crediting your account on a timely basis. The funds will not accept requests to sell shares by wire or telephone from you or your financial institution. Your Investment Representative may charge a fee for transmitting the sales order. Please contact your Investment Representative if you have questions about sales order requirements or closing your account.

SELLING BY CHECK

You may sell your fund shares by using a check drawn on your fund account. You may obtain a supply of checks from the transfer agent or by contacting your Investment Representative. When the transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account to cover a check you have written, the payee will receive a returned check. You should not attempt to sell all the shares in your account by writing a

                                  ------------
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

check because the amount of fund shares is likely to change each day as you earn dividends. You may not close your account by check.

The transfer agent may impose charges for specially imprinted checks, business checks, stop payment orders, copies of canceled checks and checks returned for insufficient funds. You will pay these charges through automatic sales of an appropriate number of your fund shares.

You may obtain the necessary forms for the checkwriting service from your Investment Representative. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.

SELLING SHARES AUTOMATICALLY

Csc has instituted an automatic sales procedure applicable to fund shareholders. Csc may use this procedure if you have outstanding amounts due as a result of securities purchases or other transactions. Csc may review your securities account each business day prior to noon, Eastern time, and automatically sell a sufficient number of fund shares to satisfy any outstanding amounts due from your account. This procedure will occur on the business day prior to the day you are obligated to make a payment. Your correspondent firm or other financial services firm will receive these sales proceeds on the day following the sales date.

SYSTEMATIC WITHDRAWAL PLAN

You may receive automatic payments from your account on a monthly, quarterly or semi-annual basis if you maintain a minimum $1,000 balance in your fund account. The minimum withdrawal is $50. Ordinarily, sales proceeds will be on deposit in your designated account at an Automatic Clearing House member bank two business days after the withdrawal. You may request that payment be made by check to yourself or a third party. You, your correspondent firm (or other financial services firm), the transfer agent or a fund may request that your participation in the systematic withdrawal plan end at any time.

If you are a retirement plan participant, you may be eligible for participation in the systematic withdrawal plan. Such withdrawals are generally taxable as ordinary income. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers) if made prior to the time the participant:

reaches age 59 1/2;

becomes permanently disabled; or

reaches at least age 55 and is separated from service of the employer who sponsored the plan.

Please contact your Investment Representative for more information on the systematic withdrawal plan.


ADDITIONAL INFORMATION
----------------------

It costs the funds money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $1,000. This requirement will be waived for IRA accounts.



If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.


Each fund's shares are bought and sold without charge to the shareholder. Correspondent firms or

                                  ------------
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

other financial services firms buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your account with your correspondent firm or other financial services firm before purchasing shares. A correspondent firm or other financial services firm buying or selling shares on your behalf is responsible for transmitting orders to the transfer agent in accordance with its shareholder agreements and the procedures noted above.

PRICING AND VALUATION
---------------------


The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.


The net asset value per share for each fund is determined once each business day at noon, Eastern time, on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day. Your price for buying or selling your shares will be the net asset value that is next calculated after a fund accepts your order.


                                  ------------
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                            MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019 and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 76 separate portfolios and aggregate assets of approximately $54.4 billion.


ADVISORY FEES


Each fund pays advisory and administration fees to Mitchell Hutchins at the annual rate of 0.20% of its average daily net assets.


--------------------------------------------------------------------------------

                          DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share price at $1.00 per share.


You will receive dividends in additional shares of a fund. Shares earn dividends on the day they are purchased but not on the day they are sold.


TAXES

Dividends from Premier Tax-Free Money Market Fund generally are not subject to federal income tax. The dividends that you receive from Premier Money Market Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your fund shares so long as the funds maintain a share price of $1.00.

                                  ------------
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

Each fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other noncorporate shareholders who have not provided the funds or their correspondent firm (or other financial services firm) with a correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or are otherwise subject to backup withholding.

                                  ------------
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                        ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund

                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions).


The information in the financial highlights has been audited by KPMG LLP, independent auditors for the reported periods of each fund's predecessor, whose report, along with the predecessor funds' financial statements, are included in the predecessor funds' Annual Report to Shareholders. The predecessor funds' Annual Report may be obtained without charge by calling 1-800-442-3809.



                                                                       PREMIER MONEY MARKET FUND(1)
                                                   --------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                      1999           1998           1997           1996          1995
                                                      ----           ----           ----           ----          ----
Net asset value, beginning of period.............  $   0.9994     $   0.9992     $   0.9991     $   0.9986     $ 0.9975
                                                   ----------     ----------     ----------     ----------     --------
Income from investment operations:
   Net investment income.........................      0.0431         0.0465         0.0467         0.0462       0.0512
                                                   ----------     ----------     ----------     ----------     --------
   Net realized gains (losses) on investment
    transactions.................................      0.0001         0.0002         0.0001         0.0005       0.0011
                                                   ----------     ----------     ----------     ----------     --------
   Total from investment operations..............      0.0432         0.0467         0.0468         0.0467       0.0523
                                                   ----------     ----------     ----------     ----------     --------
Dividends to shareholders from net investment
 income..........................................     (0.0431)       (0.0465)       (0.0467)       (0.0462)     (0.0512)
                                                   ----------     ----------     ----------     ----------     --------
Net change in net asset value....................      0.0001         0.0002         0.0001         0.0005       0.0011
                                                   ----------     ----------     ----------     ----------     --------
Net asset value, end of period...................  $   0.9995     $   0.9994     $   0.9992     $   0.9991     $ 0.9986
                                                   ----------     ----------     ----------     ----------     --------
                                                   ----------     ----------     ----------     ----------     --------
Total return.....................................        4.40%          4.75%          4.77%          4.72%        5.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)................  $1,778,330     $1,387,903     $1,151,012     $1,007,265     $779,011
Ratio of expenses to average net assets (after
 fee waivers)....................................        0.92%          0.93%          0.95%          0.88%        0.85%
Ratio of net investment income to average net
 assets (after fee waivers)......................        4.32%          4.64%          4.68%          4.65%        5.14%
Ratio of expenses to average net assets(2).......        1.03%          1.04%          1.06%          1.01%        1.03%


---------

(1) The financial highlights for the periods indicated reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into Premier Money Market Fund on January 21, 2000.



(2) During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.


                                  ------------
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                            ------------------------
LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund


                            FINANCIAL HIGHLIGHTS
                                (continued)

--------------------------------------------------------------------------------


                                                          PREMIER TAX-FREE MONEY MARKET FUND(1)
                                                  -----------------------------------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,                PERIOD ENDED
                                                  ------------------------------------    DECEMBER 31,
                                                    1999          1998          1997         1996(2)
                                                    ----          ----          ----         -------
Net asset value, beginning of period............  $ 1.0000      $ 1.0000      $ 1.0000       $1.0000
                                                  --------      --------      --------       -------
Income from investment operations:
   Net investment income........................    0.0250        0.0279        0.0286        0.0100
                                                  --------      --------      --------       -------

   Total from investment operations.............    0.0250        0.0279        0.0286        0.0100
                                                  --------      --------      --------       -------
Dividends to shareholders from net investment
 income.........................................   (0.0250)      (0.0279)      (0.0286)      (0.0100)
                                                  --------      --------      --------       -------
Net change in net asset value...................     --           --             --           --
                                                  --------      --------      --------       -------
Net asset value, end of period..................  $ 1.0000      $ 1.0000      $ 1.0000       $1.0000
                                                  --------      --------      --------       -------
                                                  --------      --------      --------       -------
Total return....................................      2.53%         2.83%         2.90%         0.66%(3)
Ratios/Supplemental data:
Net assets, end of period (000's)...............  $109,701      $102,821      $103,399       $80,409
Ratio of expenses to average net assets (after
 fee waivers)...................................      0.74%         0.71%         0.78%         0.74%(4)
Ratio of net investment income to average net
 assets (after fee waivers).....................      2.50%         2.79%         2.86%         2.80%(4)
Ratio of expenses to average net assets(5)......      1.05%         1.02%         1.18%         1.20%(4)


---------

(1) The financial highlights for the periods indicated reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into Premier Tax-Free Money Market Fund on January 21, 2000.


(2) For the period from October 7, 1996, (commencement of operations) through December 31, 1996.

(3) Not annualized.

(4) Annualized.

(5) During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

                                  ------------
--------------------------------------------------------------------------------
                                       18

-------

TICKER SYMBOL:  LIR Premier Money Market Fund:
                ICCXX

                LIR Premier Tax-Free Money Market
                 Fund: CTFXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS


Additional information about the funds' investments is available in a fund or its predecessor fund's annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.


You may discuss your questions about the funds by contacting your Investment Representative. You may obtain free copies of a fund or its predecessor fund's annual and semi-annual reports and the fund's SAI by contacting the fund directly at 1-800-442-3809.

You may review and copy information about the funds and their predecessors, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the funds:

For a fee, by electronic request
 at publicinfo@sec.gov or by writing the
 SEC's Public Reference Room,
 Washington, D.C. 20549-0102; or

Free, from the EDGAR Database on the
 SEC's Internet website at:
 http://www.sec.gov.


Mitchell Hutchins LIR Money Series
 -- LIR Premier Money Market Fund
 -- LIR Premier Tax-Free Money Market Fund
Investment Company Act File No. 811-08767


'c' 2000 Mitchell Hutchins Asset Management Inc.
All rights reserved.
S747


LIR
PREMIER
MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND
Prospectus

----------------------------------------------------


  May 1, 2000




                       STATEMENT OF DIFFERENCES


The copyright symbol shall be expressed as..................................'c'

                          LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     Premier Money Market Fund and Premier Tax-Free Money Market Fund are professionally managed money market funds organized as diversified series of Mitchell Hutchins LIR Money Series, a Delaware business trust ("Trust").

     The funds' investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").


     Portions of the Annual Report to Shareholders of the funds' predecessors are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report by calling toll-free 1-800-442-3809.

     This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated May 1, 2000. A copy of the Prospectus may be obtained by calling your Investment Representative at your correspondent firm or by calling toll-free 1-800-442-3809. This SAI is dated May 1, 2000.


                                TABLE OF CONTENTS


                                                                              Page
                                                                              ----
     The Funds and Their Investment Policies................................   2
     The Funds' Investments, Related Risks and Limitations..................   3
     Organization of the Trust; Trustees and Officers; Principal Holders
       of Securities........................................................  12
     Investment Advisory, Administration and Distribution Arrangements......  19
     Portfolio Transactions.................................................  23
     Additional Purchase and Redemption Information; Service Organizations    23
     Valuation of Shares....................................................  24
     Performance Information................................................  25
     Taxes..................................................................  27
     Other Information......................................................  29
     Financial Statements...................................................  30

                     THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").


     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that a fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar-denominated obligations of foreign issuers.


     PREMIER MONEY MARKET FUND'S investment objective is to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The fund invests in a diversified portfolio of money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and other entities, (4) repurchase agreements and (5) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks having total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.


     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 15% of the value of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.


     PREMIER TAX-FREE MONEY MARKET FUND'S investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity. The fund invests substantially all of its assets in money market instruments issued by states, municipalities, public authorities and other issuers, the interest from which is exempt from federal income tax ("Municipal Securities"). These instruments include (1) municipal commercial paper, (2) municipal bonds and notes and (3) variable and floating rate municipal securities.

     Municipal bonds include private activity bonds ("PABs"), moral obligation bonds, municipal lease obligations and certificates of participation therein and put bonds. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). Under normal market conditions, the fund intends to invest in Municipal Securities that pay interest that is not an item of tax preference for purposes of the AMT ("AMT exempt interest"), but may invest up to 20% of its total assets in such securities if, in Mitchell Hutchins' judgment, market conditions warrant. In addition, when Mitchell Hutchins believes that there is an insufficient supply of Municipal Securities or during other unusual market conditions, the fund may temporarily hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent that the fund holds cash, such cash would not earn income and would reduce the fund's yield.

     The fund may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects such as mass transit or water and sewer works, or securities whose issuers are located in the same state. As a result of such investments, the fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 15% of its total assets for temporary purposes, including reverse repurchase agreements. It may invest in the securities of other investment companies.


              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS


     The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.


     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


     Subsequent to its purchase by the funds, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) from the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither Premier Tax-Free Money Market Fund nor Mitchell Hutchins will review the proceedings relating to the issuance of municipal securities or the basis for these opinions. An issuer's obligations under its municipal securities are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by the fund or the exempt-interest dividends received by the fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.

     U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.


     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. The funds may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. For Premier Money Market Fund, such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Certain municipal securities also are structured as asset-backed securities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The funds may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers, and Premier Tax-Free Money Market Fund may purchase variable and floating rate securities of municipal issuers, including tender option bonds. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The funds will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default subject to the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     VARIABLE AMOUNT MASTER DEMAND NOTES. Premier Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.


     INVESTING IN FOREIGN SECURITIES. Premier Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.


     CREDIT AND LIQUIDITY ENHANCEMENTS. A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities (including certificates of participation) other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent a fund invests in illiquid securities, it may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet its obligations.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.


     However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceed 10% of its net assets for any reason, such as a security ceasing to qualify as liquid, changes in the relative market values of portfolio securities or shareholder redemptions, Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders.


     In making determinations as to the liquidity of municipal lease obligations, Mitchell Hutchins will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, Mitchell Hutchins does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.


     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The funds intend to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

     TYPES OF MUNICIPAL SECURITIES. Premier Tax-Free Money Market Fund may invest in a variety of municipal securities, as described below:

     Municipal Bonds. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied "moral obligation" of a related government unit is pledged to the payment of the debt service, but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.


     Municipal Lease Obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The fund generally invests in municipal lease obligations through certificates of participation.


     Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

     Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.


     Private Activity Bonds ("PABs"). PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the user of the facilities being financed. To the extent the fund invests in certain PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the fund in calculating their liability for the AMT. See "Taxes" below. The fund may invest more than 25% of its assets in PABs, consistent with its policy of not investing more than 20% of its total assets in securities subject to the AMT.


     Participation Interests. Participation interests are interests in municipal bonds, including PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

     A participation interest gives the fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements," to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, such payment may be subject to the financial institution's ability to satisfy that commitment. Mitchell Hutchins will monitor the pricing, quality and liquidity of the participation interests held by the fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

     Put Bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

     If the put is a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of Mitchell Hutchins, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by the fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

     Tender Option Bonds. Tender option bonds are long-term municipal securities sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the "tender option"). The fund may invest in bonds with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, the fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

     Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

     Mortgage Subsidy Bonds. The fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and "moral obligation" bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

     STAND-BY COMMITMENTS. Premier Tax-Free Money Market Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.


     Premier Tax-Free Money Market Fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of Mitchell Hutchins, present minimal credit risk. The fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by the fund, although it may sell the underlying securities to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Whether the fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the commitment is held by the fund.

     TEMPORARY AND DEFENSIVE INVESTMENTS. When Mitchell Hutchins believes that there is an insufficient supply of municipal securities or that other circumstances warrant a defensive posture, Premier Tax-Free Money Market Fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


     With respect to Premier Tax-Free Money Market Fund, the following interpretation applies to, but is not a part of, fundamental limitation (1):
Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of a PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.


     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.


The following interpretation applies to, but is not a part of, this fundamental restriction: a fund's investments in master notes and similar instruments will not be considered to be the making of a loan.


     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.



                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
                         PRINCIPAL HOLDERS OF SECURITIES

     The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust is governed by a board of trustees, which oversees the funds' operations. The board is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


   NAME AND ADDRESS; AGE     POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------     -------------------      ----------------------------------------
Margo N. Alexander*'D'; 53   Trustee and President    Mrs. Alexander is Chairman (since March 1999),
                                                      chief executive officer and a director of
                                                      Mitchell Hutchins (since January 1995) and an
                                                      executive vice president and director of
                                                      PaineWebber (since March 1984). Mrs. Alexander
                                                      is president and a director or trustee of 31
                                                      investment companies for which Mitchell
                                                      Hutchins, PaineWebber or one of their
                                                      affiliates serves as investment adviser.

Richard Q. Armstrong; 64      Trustee                 Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                    R.Q.A. Enterprises (management consulting
One Old Church Road                                   firm) (since April 1991 and principal
Unit #6                                               occupation since March 1995). Mr. Armstrong
Greenwich, CT 06830                                   was chairman of the board, chief executive
                                                      officer and co-owner of Adirondack Beverages
                                                      (producer and distributor of soft drinks and
                                                      sparkling/still waters) (October 1993-March
                                                      1995). He was a partner of The New England
                                                      Consulting Group (management consulting firm)
                                                      (December 1992-September 1993). He was
                                                      managing director of LVMH U.S. Corporation
                                                      (U.S. subsidiary of the French luxury goods
                                                      conglomerate, Louis Vuitton Moet Hennessey
                                                      Corporation) (1987-1991) and chairman of its
                                                      wine and spirits subsidiary, Schieffelin &
                                                      Somerset Company (1987-1991). Mr. Armstrong is
                                                      a director or trustee of 30 investment
                                                      companies for which Mitchell Hutchins,
                                                      PaineWebber or one of their affiliates serves
                                                      as investment adviser.

   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
E. Garrett Bewkes, Jr.**'D'; 73   Director and Chairman of     Mr. Bewkes is a director of PW Group
                                    the Board of Trustees      (holding company of PaineWebber and
                                                               Mitchell Hutchins). Prior to December
                                                               1995, he was a consultant to PW Group.
                                                               Prior to 1988, he was chairman of the
                                                               board, president and chief executive
                                                               officer of American Bakeries Company.
                                                               Mr. Bewkes is a director of Interstate
                                                               Bakeries Corporation. Mr. Bewkes is a
                                                               director or trustee of 34 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

Richard R. Burt; 53               Trustee                      Mr. Burt is chairman of IEP Advisors,
1275 Pennsylvania Ave., N.W.                                   LLP (international investments and
Washington, DC  20004                                          consulting firm) (since March 1994) and
                                                               a partner of McKinsey & Company
                                                               (management consulting firm) (since
                                                               1991). He is also a director of
                                                               Archer-Daniels-Midland Co. (agricultural
                                                               commodities), Hollinger International
                                                               Co. (publishing), Homestake Mining Corp.
                                                               (gold mining), six investment companies
                                                               in the Deutsche Bank family of funds,
                                                               nine investment companies in the Flag
                                                               Investors family of funds, The Central
                                                               European Funds, Inc. and The Germany
                                                               Fund, Inc., vice chairman of Anchor
                                                               Gaming (provides technology to gaming
                                                               and wagering industry) (since July 1999)
                                                               and chairman of Weirton Steel Corp.
                                                               (makes and finishes steel products)
                                                               (since April 1996). He was the chief
                                                               negotiator in the Strategic Arms
                                                               Reduction Talks with the former Soviet
                                                               Union (1989-1991) and the U.S.
                                                               Ambassador to the Federal Republic of
                                                               Germany (1985-1989). Mr. Burt is a
                                                               director or trustee of 30 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

Mary C. Farrell**'D'; 50          Trustee                      Ms. Farrell is a managing director,
                                                               senior investment strategist and member
                                                               of the Investment Policy Committee of
                                                               PaineWebber. Ms. Farrell joined
                                                               PaineWebber in 1982. She is a member of
                                                               the Financial Women's Association and
                                                               Women's Economic Roundtable and appears
                                                               as a regular panelist on Wall $treet
                                                               Week with Louis Rukeyser. She also
                                                               serves on the Board of Overseers of New
                                                               York University's Stern School of
                                                               Business. Ms. Farrell is a director or
                                                               trustee of 29 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
Meyer Feldberg; 58                Trustee                      Mr. Feldberg is Dean and Professor of
Columbia University                                            Management of the Graduate School of
101 Uris Hall                                                  Business, Columbia University. Prior to
New York, NY  10027                                            1989, he was president of the Illinois
                                                               Institute of Technology. Dean Feldberg
                                                               is also a director of Primedia Inc.
                                                               (publishing), Federated Department
                                                               Stores, Inc. (operator of department
                                                               stores) and Revlon, Inc. (cosmetics).
                                                               Dean Feldberg is a director or trustee
                                                               of 33 investment companies for which
                                                               Mitchell Hutchins, PaineWebber or one of
                                                               their affiliates serves as investment
                                                               adviser.

George W. Gowen; 70               Trustee                      Mr. Gowen is a partner in the law firm
666 Third Avenue                                               of Dunnington, Bartholow & Miller. Prior
New York, NY  10017                                            to May 1994, he was a partner in the law
                                                               firm of Fryer, Ross & Gowen. Mr. Gowen
                                                               is a director or trustee of 33
                                                               investment companies for which Mitchell
                                                               Hutchins, PaineWebber or one of their
                                                               affiliates serves as investment adviser.

Frederic V. Malek; 63             Trustee                      Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave., N.W.                                   Partners (merchant bank) and chairman of
Suite 350                                                      Thayer Hotel Investors II and Lodging
Washington, DC  20004                                          Opportunities Fund (hotel investment
                                                               partnerships). From January 1992 to
                                                               November 1992, he was campaign manager
                                                               of Bush-Quayle '92. From 1990 to 1992,
                                                               he was vice chairman and, from 1989 to
                                                               1990, he was president of Northwest
                                                               Airlines Inc. and NWA Inc. (holding
                                                               company of Northwest Airlines Inc.).
                                                               Prior to 1989, he was employed by the
                                                               Marriott Corporation (hotels,
                                                               restaurants, airline catering and
                                                               contract feeding), where he most
                                                               recently was an executive vice president
                                                               and president of Marriott Hotels and
                                                               Resorts. Mr. Malek is also a director of
                                                               Aegis Communications, Inc. (tele-
                                                               services), American Management Systems,
                                                               Inc. (management consulting and computer
                                                               related services), Automatic Data
                                                               Processing, Inc., (computing services),
                                                               CB Richard Ellis, Inc. (real estate
                                                               services), FPL Group, Inc. (electric
                                                               services), Global Vacation Group
                                                               (packaged vacations), HCR/Manor Care,
                                                               Inc. (health care), SAGA Systems, Inc.
                                                               (software company) and Northwest
                                                               Airlines Inc. Mr. Malek is a director or
                                                               trustee of 30 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
Carl W. Schafer; 64               Trustee                      Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                   Foundation (charitable foundation
Princeton, NJ  08542                                           supporting mainly oceanographic
                                                               exploration and research). He is a
                                                               director of Labor Ready, Inc. (temporary
                                                               employment), Roadway Express, Inc.
                                                               (trucking), The Guardian Group of Mutual
                                                               Funds, the Harding, Loevner Funds,
                                                               E.I.I. Realty Trust (investment
                                                               company), Evans Systems, Inc. (motor
                                                               fuels, convenience store and diversified
                                                               company), Electronic Clearing House,
                                                               Inc. (financial transactions
                                                               processing), Frontier Oil Corporation
                                                               and Nutraceutix, Inc. (biotechnology
                                                               company). Prior to January 1993, he was
                                                               chairman of the Investment Advisory
                                                               Committee of the Howard Hughes Medical
                                                               Institute. Mr. Schafer is a director or
                                                               trustee of 30 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

Brian M. Storms*'D'; 45           Trustee                      Mr. Storms is president and chief
                                                               operating officer of Mitchell Hutchins
                                                               (since March 1999). Mr. Storms was
                                                               president of Prudential Investments
                                                               (1996-1999). Prior to joining Prudential
                                                               he was a managing director at Fidelity
                                                               Investments. Mr. Storms is a director or
                                                               trustee of 30 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

Tom Disbrow**, 34                 Vice President and           Mr. Disbrow is a first vice president
                                    Assistant Treasurer        and a senior manager of the mutual fund
                                                               finance department of Mitchell Hutchins.
                                                               Prior to November 1999, he was a vice
                                                               president of Zweig/Glaser Advisers. Mr.
                                                               Disbrow is a vice president and
                                                               assistant treasurer of 31 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber, or one of their affiliates
                                                               serves as investment adviser.

Kris L. Dorr*; 36                 Vice President               Ms. Dorr is a first vice president and a
                                                               portfolio manager in the short-term
                                                               strategies group of Mitchell Hutchins.
                                                               Prior to 1994, Ms. Dorr was a vice
                                                               president and portfolio manager in the
                                                               money market mutual funds group of
                                                               Kidder Peabody Asset Management Inc. Ms.
                                                               Dorr is a vice president of one
                                                               investment company for which Mitchell
                                                               Hutchins, PaineWebber or one of their
                                                               affiliates serves as investment adviser.

   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
Elbridge T. Gerry III*; 43        Vice President               Mr. Gerry is a senior vice president and
                                                               a portfolio manager of Mitchell
                                                               Hutchins. Prior to January 1996, he was
                                                               with J. P. Morgan Private Banking where
                                                               he was responsible for managing
                                                               municipal assets, including several
                                                               municipal bond funds. Mr. Gerry is a
                                                               vice president of five investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

John J. Lee**; 31                 Vice President and           Mr. Lee is a vice president and a
                                    Assistant Treasurer        manager of the mutual fund finance
                                                               department of Mitchell Hutchins. Prior
                                                               to September 1997, he was an audit
                                                               manager in the financial services
                                                               practice of Ernst & Young LLP. Mr. Lee
                                                               is a vice president and assistant
                                                               treasurer of 31 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as an
                                                               investment adviser.

Kevin J. Mahoney**; 34            Vice President and           Mr. Mahoney is a first vice president
                                    Assistant Treasurer        and a senior manager of the mutual fund
                                                               finance department of Mitchell Hutchins.
                                                               From August 1996 through March 1999, he
                                                               was the manager of the mutual fund
                                                               internal control group of Salomon Smith
                                                               Barney. Prior to August 1996, he was an
                                                               associate and assistant treasurer of
                                                               BlackRock Financial Management L.P. Mr.
                                                               Mahoney is a vice president and
                                                               assistant treasurer of 31 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

Michael H. Markowitz*; 35         Vice President               Mr. Markowitz is a first vice president
                                                               and a portfolio manager in the
                                                               short-term strategies group of Mitchell
                                                               Hutchins. Prior to 1994, Mr. Markowitz
                                                               was an assistant treasurer and portfolio
                                                               manager in the Global Investment
                                                               Management Group at Bankers Trust
                                                               Company. Mr. Markowitz is a vice
                                                               president of one investment company for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

Dennis McCauley*; 53              Vice President               Mr. McCauley is a managing director and
                                                               chief investment officer--fixed income
                                                               of Mitchell Hutchins. Prior to December
                                                               1994, he was director of fixed income
                                                               investments of IBM Corporation. Mr.
                                                               McCauley is a vice president of 22
                                                               investment companies for which Mitchell
                                                               Hutchins, PaineWebber or one of their
                                                               affiliates serves as investment adviser.

   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
Kevin P. McIntyre*; 33            Vice President               Mr. McIntyre is a vice president and a
                                                               portfolio manager of Mitchell Hutchins.
                                                               Mr. McIntyre is a vice president of one
                                                               investment company for which Mitchell
                                                               Hutchins, PaineWebber or one of their
                                                               affiliates serves as investment adviser.

Ann E. Moran**; 42                Vice President and           Ms. Moran is a vice president and a
                                    Assistant Treasurer        manager of the mutual fund finance
                                                               department of Mitchell Hutchins. Ms.
                                                               Moran is a vice president and assistant
                                                               treasurer of 31 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

Dianne E. O'Donnell**; 47         Vice President and           Ms. O'Donnell is a senior vice president
                                    Secretary                  and deputy general counsel of Mitchell
                                                               Hutchins. Ms. O'Donnell is a vice
                                                               president and secretary of 30 investment
                                                               companies and a vice president and
                                                               assistant secretary of one investment
                                                               company for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

Emil Polito*; 40                  Vice President               Mr. Polito is a senior vice president
                                                               and director of operations and control
                                                               for Mitchell Hutchins. Mr. Polito is a
                                                               vice president of 31 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.

Susan Ryan*; 39                   Vice President               Ms. Ryan is a senior vice president and
                                                               portfolio manager of Mitchell Hutchins
                                                               and has been with Mitchell Hutchins
                                                               since 1982. Ms. Ryan is a vice president
                                                               of five investment companies for which
                                                               Mitchell Hutchins, PaineWebber or one of
                                                               their affiliates serves as investment
                                                               adviser.

Paul H. Schubert**; 37            Vice President and           Mr. Schubert is a senior vice president
                                    Treasurer                  and director of the mutual fund finance
                                                               department of Mitchell Hutchins. Mr.
                                                               Schubert is a vice president and
                                                               treasurer of 31 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.

Barney A. Taglialatela**; 39      Vice President and           Mr. Taglialatela is a vice president and
                                    Assistant Treasurer        a manager of the mutual fund finance
                                                               department of Mitchell Hutchins. Prior
                                                               to February 1995, he was a manager of
                                                               the mutual fund finance division of
                                                               Kidder Peabody Asset Management, Inc.
                                                               Mr. Taglialatela is a vice president and
                                                               assistant treasurer of 31 investment
                                                               companies for which Mitchell Hutchins,
                                                               PaineWebber or one of their affiliates
                                                               serves as investment adviser.


   NAME AND ADDRESS; AGE          POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------          -------------------          ----------------------------------------
Debbie Vermann*; 41               Vice President               Ms. Vermann is a vice president and a
                                                               portfolio manager of Mitchell Hutchins.
                                                               Ms. Vermann is a vice president of three
                                                               investment companies for which Mitchell
                                                               Hutchins, PaineWebber or one of their
                                                               affiliates serves as investment adviser.

Keith A. Weller**; 38             Vice President and           Mr. Weller is a first vice president and
                                    Assistant Secretary        associate general counsel of Mitchell
                                                               Hutchins. Prior to May 1995, he was an
                                                               attorney in private practice. Mr. Weller
                                                               is a vice president and assistant
                                                               secretary of 30 investment companies for
                                                               which Mitchell Hutchins, PaineWebber or
                                                               one of their affiliates serves as
                                                               investment adviser.


-------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

'D' Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.


     The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series and up to $150 per series for each board meeting and each meeting of a board committee. The Trust thus pays each such trustee $5,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Correspondent Services Corporation (csc) and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

     The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all PaineWebber funds during the periods indicated:


                              COMPENSATION TABLE'D'


                                                   AGGREGATE COMPENSATION      TOTAL COMPENSATION FROM
           NAME OF PERSON, POSITION                    FROM THE TRUST*            THE FUND COMPLEX**
           ------------------------                ----------------------      -----------------------
     Richard Q. Armstrong, Trustee................         $8,780                     $104,650
     Richard R. Burt, Trustee.....................         $8,750                     $102,850
     Meyer Feldberg, Trustee......................         $8,780                     $119,650
     George W. Gowen, Trustee.....................         $9,177                     $119,650
     Frederic V. Malek, Trustee...................         $8,780                     $104,650
     Carl W. Schafer, Trustee.....................         $8,780                     $104,650


--------------------

'D' Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees estimated to be paid to each board member during the funds' fiscal year ending December 31, 2000.

** Represents total compensation paid during the calendar year ended December
   31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



     As of March 31, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

     As of March 31, 2000, no shareholder owned 5% or more of either fund's shares.


        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as each fund's investment adviser and administrator pursuant to a contract ("Advisory and Administration Contract") under which each fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.20% of average daily net assets.

     Services provided by Mitchell Hutchins under the Advisory and Administration Contract, as discussed below, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.


     Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio reorganized into Premier Money Market Fund and Premier Tax-Free Money Market Fund, respectively, on January 21, 2000. Premier Money Market Fund and Premier Tax-Free Money Market Fund had no investment operations prior to the reorganizations. During each of the periods indicated, Mitchell Hutchins was paid the fees indicated below under a substantially similar advisory agreement with the predecessor entity to each Premier fund:



                                                                                FISCAL YEAR ENDED DECEMBER 31
                                                                     --------------------------------------------------
                                                                        1999                1998               1997
                                                                     ----------         -----------         -----------
Correspondent Cash Reserves Money Market Portfolio ................. $1,669,144          $1,328,616         $1,088,088
Correspondent Cash Reserves Tax Free Money Market Portfolio.........    115,099             113,647             79,470*



-----------------
* Pursuant to an undertaking by Mitchell Hutchins, $14,024 of the $93,494 advisory fee payable for the fiscal year ended December 31, 1997 was waived, resulting in the net payment of $79,470.

     Under a contract with BISYS Fund Services Ohio, Inc. ("BISYS") ("BISYS Administration Contract"), BISYS served as the administrator to Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, the predecessor entities to Premier Money Market Fund and Premier Tax-Free Money Market Fund. Under the BISYS Administration Contract, each fund paid BISYS a fee, computed daily and paid monthly, at an annual rate of 0.10% of the value of each fund's average daily net assets. For the fiscal years ended December 31, 1999, 1998 and 1997. Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio paid BISYS fees in the amount of $1,669,144, $1,328,616 and $1,088,088; and $115,099, $66,199 and $26,487; respectively. However, BISYS waived $46,040 of its fees for the fiscal year ended December 31, 1999 with respect to Correspondent Cash Reserves Tax Free Portfolio, resulting in a net payment of $69,059.

     Pursuant to the terms of a Special Management Services Agreement with Mitchell Hutchins and BISYS, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio had agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of each fund's average daily net asset value. The fees payable to Mitchell Hutchins by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997, amounted to $834,572, $664,308 and $544,044 respectively; however, pursuant to an undertaking, Mitchell Hutchins waived its fee in its entirety for each such fiscal year. The fees payable to Mitchell Hutchins by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997, amounted to $57,550, $56,824 and $46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking. The fees payable to BISYS by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31 1999, 1998 and 1997 amounted to $834,572, $664,308 and $544,044, respectively; however, pursuant to an undertaking, BISYS waived its fee in its entirety for each such fiscal year. The fees payable to BISYS by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997 amounted to $57,550, $56,823 and,
$46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking.


     Under the Advisory and Administration Contract, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the funds' outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the funds.


     Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of a fund by Mitchell Hutchins under the contract; (3) expenses of organizing the Trust and each fund; (4) filing fees and expenses relating to the registration and qualification of a fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (5) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents (including any lending agent); (12) costs of preparing share certificates (if any); (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings of a fund.

     Mitchell Hutchins, csc and the funds have entered into a fee waiver and reimbursement agreement pursuant to which csc will waive 12b-1 fees (described below) in an amount equal to 0.17% of Premier Tax-Free Money Market Fund's average daily net assets during the fund's fiscal year ending December 31, 2000. Mitchell Hutchins has also agreed to reimburse the Trust on behalf of each fund for the fund's operating expenses (excluding management fees, 12b-1 fees, interest expenses, taxes, brokerage commissions and extraordinary expenses) to the extent that its aggregate net operating expenses exceed the following amounts per annum during its fiscal year ending December 31, 2000:



      Premier Money Market Fund..............0.90%

      Premier Tax-Free Money Market Fund. ...0.68% (including csc's 12b-1 fee waiver)



     (Each of these amounts is the "Maximum Permitted Rate" for the applicable fund.) The Trust has agreed to repay the aggregate amount of Mitchell Hutchins' expense reimbursements out of the assets of the fund for which the expense reimbursements were made if the reimbursements would not cause the fund's aggregate net operating expenses to exceed the Maximum Permitted Rate for that fund. The Trust will only pay these reimbursements, if any, during the three years following December 31, 2000.

     NET ASSETS. The following table shows the approximate net assets as of February 29, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                      NET ASSETS
                  INVESTMENT CATEGORY                   ($MIL)
                  -------------------                   ------
     Domestic (excluding Money Market) ..............  $9,931.5
     Global..........................................  $4,757.8
     Equity/Balanced................................. $10,115.9
     Fixed Income (excluding Money Market) ..........  $4,573.4
          Taxable Fixed Income ......................  $3,146.1
          Tax-Free Fixed Income .....................  $1,427.3
     Money Market Funds ............................. $39,977.1



     FUND ACCOUNTING ARRANGEMENTS. Pursuant to a Fund Accounting Agreement with each Fund, BISYS provides accounting services to the funds, such as maintaining their books and records, calculating each fund's daily net asset value, obtaining prices of securities, and providing periodic and special accounting reports. For these services, BISYS will receive the following fees, which will be computed daily and paid monthly: 0.005% of each fund's average daily net assets up to $1 billion, 0.0025% of each fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.001% in excess of $2 billion.

     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. No separate compensation is payable by either fund to Mitchell Hutchins or its affiliates under the Distribution Contract. Instead, Mitchell Hutchins or an affiliate shall receive service and distribution fees under the funds' plan of distribution, as described below. Shares of the funds are offered continuously, except that the Trust and Mitchell Hutchins or its affiliates reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time.

     Under a plan of distribution pertaining to each fund's shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("12b-1 Plan"), each fund pays csc a distribution and service fee, accrued daily and payable monthly, at the annual rate of 0.60% of the average daily net assets of each fund. However, csc has agreed to waive 0.17% of Premier Tax-Free Money Market Fund's Rule 12b-1 fee through December 31, 2000, making the effective rate of this fee 0.43% until then. Csc is a wholly owned subsidiary of PaineWebber.

     Csc uses the amounts that it receives under the 12b-1 Plan to pay certain correspondent firms and other financial services firms (together with csc, the "Securities Firms") with which it has entered into clearing agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. Csc receives no special compensation from either of the funds or investors at the time shares are bought.

     Csc also uses the 12b-1 Plan fee to:

          Spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares.

          Offset each fund's marketing costs, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

     The 12b-1 Plan and the related Distribution Contract for each fund's shares specify that the funds must pay service and distribution fees to csc for their activities, not as reimbursement for specific expenses incurred. Therefore, even if csc's expenses exceed the fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if csc's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the 12b-1 Plan will be csc's sole responsibility and not that of the funds. Annually, the board reviews the 12b-1 Plan and csc's corresponding expenses for each fund.

     Among other things, the 12b-1 Plan provides that (1) csc will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made, (2) the 12b-1 Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement related to the 12b-1 Plan, acting in person at a meeting called for that purpose, (3) payments by the funds under the 12b-1 Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the funds and (4) while the 12b-1 Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.


     The funds' predecessors, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, operated under a separate Rule 12b-1 plan with csc. Under this Rule 12b-1 plan, $10,014,988 was payable to csc by Correspondent Cash Reserves Money Market Portfolio for the fiscal year ended December 31, 1999. However, pursuant to an undertaking, this amount was reduced by $186,666, resulting in a net amount paid by Correspondent Cash Reserves Money Market Fund of $9,828,322. For the fiscal year ended December 31, 1999, the amount payable pursuant to the Rule 12b-1 plan by Correspondent Cash Reserves Tax Free Money Market Portfolio was $690,600; however, pursuant to an undertaking, the amount was reduced by $195,668, resulting in a net amount paid by Correspondent Cash Reserves Tax Free Money Market Portfolio of $494,932. All of the above amounts were paid to broker-dealers in connection with the sale of fund shares.

     On January 21, 2000, when the predecessor entities reorganized into the funds, the new 12b-1 Plan with csc took effect.


     In approving the 12b-1 Plan, the board considered all the features of the distribution system, including (1) the reasonableness of csc's fees, (2) the likelihood that the 12b-1 Plan would facilitate distribution of fund shares, (3) the structural continuity of the 12b-1 Plan with the plan of distribution of the funds' predecessor entities, (4) the advantage to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth and other possible benefits to shareholders of the 12b-1 Plan, (5) the services provided to the funds and their shareholders by csc, (6) the services provided by Securities Firms pursuant to their clearing agreements with csc, (7) csc's shareholder service- and distribution-related expenses and costs and (8) the similarity of the 12b-1 Plan to plans of distribution adopted by competitor money market funds.

     With respect to the 12b-1 Plan, the board considered all compensation that csc would receive under the Plan. The board also considered the benefits that would accrue to csc under the Plan in that csc would receive a service and distribution fee that is calculated based upon a percentage of the average net assets of each fund and would increase if the 12b-1 Plan were successful and the funds attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS


     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. [During the fiscal years ended December 31, 1997, 1998 and 1999, neither fund's predecessor entity paid any brokerage commissions; therefore, neither predecessor entity has allocated any brokerage transactions for research, analysis, advice and similar services.]


     For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid, if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


     Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.


     Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit the fund.

                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     Under normal circumstances, the funds' shares may be redeemed by a shareholder's check or through the funds' systematic withdrawal plan. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

     The transfer agent may modify or terminate the funds' checkwriting service at any time or impose service fees for checkwriting.

     SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form." The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES


     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is determined as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of BONY, the funds' transfer agent, BISYS, Mitchell Hutchins and the relevant correspondent (or other financial services) firm are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate. All performance shown is that of the funds' predecessors.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

    P(1 + T)'pp'n  = ERV

     where: P = a hypothetical initial payment of $1,000 to purchase shares T = average annual total return of shares n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                            PREMIER MONEY MARKET FUND


       Year ended December 31, 1999:
                Standardized Return.................  4.40%
       Five Years ended December 31, 1999:
                Standardized Return.................  4.78%
       Inception* to December 31, 1999:
                Standardized Return.................  4.16%

--------------
* The inception date for the predecessor fund is May 20, 1991.

                       PREMIER TAX-FREE MONEY MARKET FUND


       Year ended December 31, 1999:                  2.53%
                Standardized Return.................
       Inception* to December 31, 1999:               2.75%
                Standardized Return.................

--------------
* The inception date for the predecessor fund is October 7, 1996.

     YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. Each fund from time to time advertises
(1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)'pp'365/7] - 1

     Premier Tax-Free Money Market Fund from time to time also advertises its tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt, according to the following formula:

                                  E
     TAX EQUIVALENT YIELD =  [ ------- ] + t
                                1 - p

     E = tax-exempt yield of shares
     p = stated income tax rate
     t = taxable yield of shares

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.


     The following yields are for the seven-day period ended December 31, 1999:



                                        YIELD         EFFECTIVE YIELD
                                        -----         ---------------
Premier Money Market Fund               4.79%              4.90%
Premier Tax-Free Money Market Fund      3.59%*             3.66%



----------------
* For the seven-day yield as of December 31, 1999, the predecessor fund's service providers voluntarily waived a portion of their fees. If the service providers had not waived a portion of their fees, the predecessor funds' seven-day yield for this period would have been 4.68% for Premier Money Market Fund and 3.28% for Premier Tax-Free Money Market Fund.

     The following tax equivalent yields are based, in each case, on the maximum individual tax rates and are also for the seven-day period ended December 31, 1999:



                                        YIELD         EFFECTIVE YIELD
                                        -----         ---------------
Premier Tax-Free Money Market Fund      5.94%              6.06%


     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they or their predecessors began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).


     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     Each fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of a fund would increase the value, not only of the original investment in the fund, but also of the additional fund shares received through reinvestment. As a result, the value of the investment in the fund would increase more quickly than if dividends had been paid in cash.


     Each fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

                                      TAXES


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, if any) plus, in the case of Premier Tax-Free Money Market Fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(b) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Dividends paid by Premier Tax-Free Money Market Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The fund intends to continue to satisfy this requirement. The aggregate amount annually designated by the fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. The shareholders' treatment of dividends from the fund under state and local income tax laws may differ from the treatment thereof under the Internal Revenue Code.

     Tax-exempt interest attributable to certain PABs (including, in the case of Premier Tax-Free Money Market Fund, a proportionate part of the exempt-interest dividends paid by that fund that is attributable thereto) is an item of tax preference for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described above in this SAI.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of Premier Tax-Free Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as Premier Tax-Free Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from that fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     If Premier Tax-Free Money Market Fund invests in any instruments that generate taxable income, under the circumstances described in the discussion of its investment policies above and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if the fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.


     Premier Tax-Free Money Market Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Dividends from investment company taxable income paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally are subject to a 30% withholding tax, unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the [shareholder's] conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply. Exempt-interest dividends paid by Premier Tax-Free Money Market Fund are not subject to withholding.

     Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

     TAX-FREE INCOME VS. TAXABLE INCOME--PREMIER TAX-FREE MONEY MARKET FUND. The table below illustrates approximate equivalent taxable and tax-free yields at the 2000 federal individual income tax rates in effect on the date of this SAI. For example, a couple with taxable income of $90,000 in 2000, or a single individual with annual taxable income of $55,000 in 2000, whose investments earn a 3% tax-free yield, would have to earn a 4.17% taxable yield to receive the same benefit.

                      FEDERAL TAXABLE VS. TAX-FREE YIELDS*

      TAXABLE INCOME (000'S)                                     A TAX-FREE YIELD OF
    ------------------------------     FEDERAL        --------------------------------------------
     SINGLE             JOINT            TAX             3.00%      4.00%     5.00%      6.00%
     RETURN             RETURN         BRACKET        IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
    ----------------------------------------------------------------------------------------------
      $ 0 -  26.3      $ 0 -  43.9        15.00%         3.53%      4.71%     5.88%      7.06%
     26.3 -  63.6     43.9 - 106.0        28.00          4.17       5.56      6.94       8.33
     63.6 - 132.6     106.0 -161.5        31.00          4.35       5.80      7.25       8.70
    132.6 - 288.4     161.5 -288.4        36.00          4.69       6.25      7.81       9.38
       Over 288.4       Over 288.4        39.60          4.97       6.62      8.28       9.93

----------------

* The yields listed are for illustration only and are not necessarily representative of Premier Tax-Free Money Market Fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of its investments may generate taxable income. The tax rates might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the AMT, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions.


                                OTHER INFORMATION


     DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of a shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.


     PRIOR NAMES. Prior to July 28, 1999, the name of the Trust was "Mitchell Hutchins Institutional Series."


     VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.


     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The Bank of New York, located at 48 Wall Street, New York, NY 10286, serves as custodian and recordkeeping agent for the funds. BISYS, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the funds' transfer and dividend disbursing agent.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS


     The Annual Report to Shareholders for the last fiscal year ended December 31, 1999 of each fund's predecessor is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                                   -----------




                                LIR PREMIER MONEY
                                   MARKET FUND
                              LIR PREMIER TAX-FREE
                               MONEY MARKET FUND



                 ------------------------------------------
                       Statement of Additional Information

                                               May 1, 2000

                 ------------------------------------------


'c' 2000 Mitchell Hutchins Asset Management Inc.  All rights reserved.

                            PART C. OTHER INFORMATION

Item 23. Exhibits


(1)      (a)      Trust Instrument(1)

         (b)      Amendment to Trust Instrument effective July 28, 1999 (2)

(2)      By-Laws (1)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)

(4)      (a)      Investment Advisory and Administration Contract for Mitchell Hutchins LIR Select Money Fund (2)

         (b)      Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR
                  Premier Tax-Free Money Market Fund (filed herewith)

         (c)      Form of Investment Advisory and Administration Contract for LIR Cash Reserves Fund (4)

         (d)      Form of Investment Advisory and Administration Contract for LIR Liquid Assets Fund (4)

(5)      (a)      Distribution Contract  for Mitchell Hutchins LIR Select Money Fund (2)

         (b)      Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money  Market
                  Fund (filed herewith)

         (c)      Form of Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (5)

(6)      Bonus, profit sharing or pension plans - none

(7)      (a)      Custodian Agreement for LIR Select Money Fund (2)

         (b)      Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market
                  Fund (filed herewith)

         (c)      Form of Custodian Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (5)

(8)      (a)      (i)      Form of Transfer Agency Agreement for LIR Select Money Fund (2)

                  (ii)     Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-
                           Free Money Market Fund (filed herewith)

                  (iii)    Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund (5)

                  (iv)     Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund (5)
                                                                                                    -

         (b)      Shareholder Service Plan (2)

         (c)      Shareholder Service Agreement (2)

(9)      Opinion and consent of counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent (1)

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 (filed herewith)

         (b)      Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  (filed herewith)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 (1)

(16) Code of Ethics (not applicable because Registrant consists of only money market funds)

-----------------

(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

(4) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, SEC File No. 333-52965, filed October 21, 1999.

(5) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-52965, filed November 9, 1999.



Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.


         Section 9 of each Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 or 11 of each Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Distribution Contract provides that the Trust will indemnify PaineWebber or Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber or Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that PaineWebber or Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber or Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between PaineWebber or Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber or Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 or 11 of the Investment Advisory and Administration Contracts, with respect to Mitchell Hutchins and PaineWebber, as appropriate.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27. Principal Underwriters


         a) Mitchell Hutchins or PaineWebber serves as principal underwriter and/or investment adviser for the following investment companies:


         2002 TARGET TERM TRUST INC.


         ALL AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICPAL INCOME FUND INC.
         LIQUID INSTITUTIONAL RESERVES
         MANAGED HIGH YIELD FUND INC.
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS PORTFOLIOS

         MITCHELL HUTCHINS SECURITIES TRUST

         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER CASHFUND, INC.
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES

         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MANAGED MUNICIPAL TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER RMA MONEY FUND, INC.
         PAINEWEBBER RMA TAX-FREE FUND, INC.
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.

         b) Mitchell Hutchins and PaineWebber serve as the Registrant's principal underwriters. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber or Mitchell Hutchins who also serve as trustees or officers of the Trust.



                                                                                Positions and Offices With Underwriter
            Name                     Positions and Offices With Registrant                or Exclusive Dealer
            ----                     -------------------------------------                -------------------
Margo N. Alexander*                  Trustee and President                      Chairman, Chief Executive Officer and a
                                                                                Director of Mitchell Hutchins and an
                                                                                Executive Vice President and a Director
                                                                                of PaineWebber

Mary C. Farrell**                    Trustee                                    Managing Director, Senior Investment
                                                                                Strategist and member of the Investment
                                                                                Policy Committee of PaineWebber

Brian M. Storms*                     Trustee                                    President and Chief Operating Officer of
                                                                                Mitchell Hutchins

Tom Disbrow**                        Vice President and Assistant Treasurer     First Vice President and a Senior
                                                                                Manager of the Mutual Fund Finance
                                                                                Department of Mitchell Hutchins

Kris L. Dorr*                        Vice President                             First Vice President and a Portfolio
                                                                                Manager in the Short-Term Strategies
                                                                                Group of Mitchell Hutchins

Elbridge T. Gerry, III*              Vice President                             Senior Vice President and a Portfolio
                                                                                Manager of Mitchell Hutchins

John J. Lee**                        Vice President and Assistant Treasurer     Manager of the Mutual Fund Finance
                                                                                Department of Mitchell Hutchins

Kevin J. Mahoney**                   Vice President and Assistant Treasurer     First Vice President and a Senior
                                                                                Manager of the Mutual Fund Finance
                                                                                Department of Mitchell Hutchins

                                                                                Positions and Offices With Underwriter
            Name                     Positions and Offices With Registrant                or Exclusive Dealer
            ----                     -------------------------------------                -------------------
Michael H. Markowitz*                Vice President                             First Vice President and a Portfolio
                                                                                Manager in the Short-Term Strategies
                                                                                Group of Mitchell Hutchins

Dennis McCauley*                     Vice President                             Managing Director and Chief Investment
                                                                                Officer - Fixed Income of Mitchell
                                                                                Hutchins

Kevin P. McIntyre*                   Vice President                             Vice President and a Portfolio Manager
                                                                                of Mitchell Hutchins

Ann E. Moran**                       Vice President and Assistant Treasurer     Vice President and a Manager of the Mutual
                                                                                Fund Finance Department of Mitchell Hutchins

Dianne E. O'Donnell**                Vice President and Secretary               Senior Vice President and Deputy General
                                                                                Counsel of Mitchell Hutchins

Emil Polito*                         Vice President                             Senior Vice President and Director of
                                                                                Operations and Control of Mitchell
                                                                                Hutchins

Susan Ryan*                          Vice President                             Senior Vice President and a Portfolio
                                                                                Manager of Mitchell Hutchins

Paul H. Schubert**                   Vice President and Treasurer               Senior Vice President and Director of
                                                                                the Mutual Fund Finance Department of
                                                                                Mitchell Hutchins

Barney A. Taglialatela**             Vice President and Assistant Treasurer     Vice President and a Manager of the
                                                                                Mutual Fund Finance Department of
                                                                                Mitchell Hutchins

Debbie Vermann*                      Vice President                             Vice President and a Portfolio Manager
                                                                                of Mitchell Hutchins

Keith A. Weller**                    Vice President and Assistant Secretary     First Vice President and Associate
                                                                                General Counsel of Mitchell Hutchins

------------------

* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.

** The business address of this person is 1285 Avenue of the Americas, New
   York, New York 10019

   c)  None

Item 28. Location of Accounts and Records


         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019 and Mitchell Hutchins, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of April, 2000.

                                    MITCHELL HUTCHINS LIR MONEY SERIES

                                    By:  /s/ Dianne E. O'Donnell
                                        --------------------------------
                                         Dianne E. O'Donnell
                                         Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                            Date
---------                           -----                            ----
/s/ Margo N. Alexander
----------------------------        President and Trustee           April 27, 2000
Margo N. Alexander*                 (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.
----------------------------        Trustee and Chairman            April 27, 2000
E. Garrett Bewkes, Jr.*             of the Board of Trustees

/s/ Richard Q. Armstrong            Trustee                         April 27, 2000
----------------------------
Richard Q. Armstrong*

/s/ Richard R. Burt                 Trustee                         April 27, 2000
----------------------------
Richard R. Burt*

/s/ Mary C. Farrell                 Trustee                         April 27, 2000
----------------------------
Mary C. Farrell*

/s/ Meyer Feldberg                  Trustee                         April 27, 2000
----------------------------
Meyer Feldberg*

/s/ George W. Gowen                 Trustee                         April 27, 2000
----------------------------
George W. Gowen*

/s/ Frederic V. Malek               Trustee                         April 27, 2000
----------------------------
Frederic V. Malek*

/s/ Carl W. Schafer                 Trustee                         April 27, 2000
----------------------------
Carl W. Schafer*

/s/ Brian M. Storms                 Trustee                         April 27, 2000
----------------------------
Brian M. Storms**

/s/ Paul H. Schubert                Vice President and Treasurer    April 27, 2000
----------------------------        (Chief Financial and
Paul H. Schubert                    Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins LIR Money Series (formerly Mitchell Hutchins Institutional Series), SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated
   May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX


EXHIBIT
NUMBER
(1)      (a)      Trust Instrument(1)

         (b)      Amendment to Trust Instrument effective July 28, 1999 (2)

(2)      By-Laws (1)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)

(4)      (a)      Investment Advisory and Administration Contract for Mitchell Hutchins LIR Select Money Fund (2)

         (b)      Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR
                  Premier Tax-Free Money Market Fund (filed herewith)

         (c)      Form of Investment Advisory and Administration Contract for LIR Cash Reserves Fund (4)

         (d)      Form of Investment Advisory and Administration Contract for LIR Liquid Assets Fund (4)

(5)      (a)      Distribution Contract  for Mitchell Hutchins LIR Select Money Fund (2)

         (b)      Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money  Market
                  Fund (filed herewith)

         (c)      Form of Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (5)

(6)      Bonus, profit sharing or pension plans - none

(7)      (a)      Custodian Agreement for LIR Select Money Fund (2)

         (b)      Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market
                  Fund (filed herewith)

         (c)      Form of Custodian Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (5)

(8)      (a)      (i)      Form of Transfer Agency Agreement for LIR Select Money Fund (2)

                  (ii)     Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-
                           Free Money Market Fund (filed herewith)

                  (iii)    Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund (5)

                  (iv)     Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund (5)
                                                                                                    -

         (b)      Shareholder Service Plan (2)

         (c)      Shareholder Service Agreement (2)

(9)      Opinion and consent of counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent (1)

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 (filed herewith)

         (b)      Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  (filed herewith)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 (1)

(16) Code of Ethics (not applicable because Registrant consists of only money market funds)

-----------------

(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

(4) Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement, SEC File No. 333-52965, filed October 21, 1999.

(5) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-52965, filed November 9, 1999.


                          STATEMENT OF DIFFERENCES
                          ------------------------

The copyright symbol shall be expressed as ........................... 'c'
The dagger symbol shall be expressed as .............................. 'D'
Characters normally expressed as superscript shall be preceded by .... 'pp'